Housing loans and deposits from customers in the banking business (Tables)	12 Months Ended
Mar. 31, 2021
Banking And Thrifts [Abstract]
Summary of Amortized Cost of Housing Loans in the Banking Business by Both Credit Quality Indicator Based On The Credit Ratings of Debtors and Year of Origination
The following table presents the amortized cost of housing loans in the banking business by credit quality indicator based on the credit ratings of debtors as of March 31, 2020.

Yen in millions
March 31, 2020
Housing loans by the credit ratings of debtors:
Normal*	1,923,648
Other than normal	3,406

Total	1,927,054

*	Normal is defined as borrowers who do not have particular problems with their financial position.
The following table presents the amortized cost of housing loans in the banking business by both credit quality indicator based on the credit ratings of debtors and year of origination as of March 31, 2021.

	Yen in millions
	March 31, 2021
	Amortized Cost by Origination Year
	Fiscal year ended March 31
	2021	2020	2019	2018	2017	Prior	Total
Housing loans by the credit ratings of debtors:
Normal*	547,133	349,334	252,609	158,546	269,450	772,072	2,349,144
Other than normal	212	136	358	265	218	4,213	5,402

Total assets	547,345	349,470	252,967	158,811	269,668	776,285	2,354,546

*	Normal is defined as borrowers who do not have particular problems with their financial position.

Aggregate Amounts of Annual Maturities of Time Deposits and Thrift Saving Deposits with Remaining Term of More Than One Year
At March 31, 2021, aggregate amounts of annual maturities of time deposits and thrift saving deposits with a remaining term of more than one year are as follows:

Fiscal year ending March 31	Yen in millions
2023	36,586
2024	19,643
2025	3,135
2026	3,159
2027	400
Later fiscal years	28,805

Total	91,728